AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investment

February 28, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.3%
Long-Term Municipal Bonds – 90.7%
New Jersey – 82.7%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2052	$	1,000	$1,062,910
County of Monmouth NJ (County of Monmouth NJ) Series 2021-A 5.00%, 01/15/2032		1,000	1,133,268
Jersey City Board of Education (Jersey City Board of Education) AGM Series 2023 4.125%, 08/15/2042		1,000	1,020,076
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026		2,320	2,323,829
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059		2,000	1,808,553
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034		1,500	1,504,397
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2032		1,000	1,027,558
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028		1,000	1,000,952
5.50%, 01/01/2027		1,000	1,001,431
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2047		2,500	2,531,029
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032		1,765	1,840,513
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.25%, 06/15/2039		1,000	1,140,323
New Jersey Educational Facilities Authority (Montclair State University) AGM Series 2024 5.00%, 07/01/2041		1,000	1,118,708
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2016 4.00%, 07/01/2041		2,000	2,000,885

	Principal Amount (000)		U.S. $ Value

New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2024 4.125%, 07/01/2054	$	2,000	$1,885,805
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 4.00%, 07/01/2051		1,000	958,355
Series 2024 5.25%, 07/01/2044		1,000	1,111,758
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ)
Series 2019 4.00%, 07/01/2039		2,500	2,516,958
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016 5.00%, 06/15/2029		1,750	1,794,362
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AGM Series 2006-C Zero Coupon, 12/15/2033		1,000	736,744
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2009-A Zero Coupon, 12/15/2039		1,250	690,777
Series 2023-A 5.00%, 06/15/2039		1,000	1,108,641
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-A 4.00%, 01/01/2035		1,000	1,077,100
Series 2024-C 5.00%, 01/01/2043		1,000	1,107,289
5.00%, 01/01/2044		1,000	1,094,564
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 5.50%, 07/01/2058		1,000	1,033,966
Rahway Valley Sewerage Authority (The) (Rahway Valley Sewerage Authority/The) NATL Series 2005-A Zero Coupon, 09/01/2035		3,445	2,317,997
South Jersey Transportation Authority (South Jersey Transportation Authority) Series 2022 4.625%, 11/01/2047		1,000	1,020,643
BAM Series 2022 5.25%, 11/01/2052		1,000	1,075,974
BAM Series 2025-A 5.00%, 11/01/2038		1,000	1,124,040
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046		1,700	1,717,591

	Principal Amount (000)		U.S. $ Value

Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	$	2,820	$2,824,327

			45,711,323

Alabama – 2.0%
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055		1,000	1,072,509

California – 2.3%
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039		1,000	1,262,104

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)		500	74,838

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(b) (c) (d) (e) (f)		110	0
7.00%, 12/15/2043(b) (c) (d) (e) (f)		110	0

			0

Ohio – 0.3%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055		165	150,857

Puerto Rico – 1.4%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		24	24,211
6.625%, 01/01/2028		187	184,162
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		200	238,324
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 5.00%, 07/01/2058		305	306,183

			752,880

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c) (d) (e)	$ 209	$14,621

Texas – 1.9%
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,000	1,071,136

Total Long-Term Municipal Bonds (cost $50,061,497)		50,110,268

Short-Term Municipal Notes – 4.6%
New Jersey – 4.6%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026(g) (cost $2,530,800)	2,500	2,530,782

Total Municipal Obligations (cost $52,592,297)		52,641,050

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00% (b) (c) (f) (cost $73,616)	4,104	11,943

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(b) (f) (cost $9,713)	$ 10	9,556

	Shares

SHORT-TERM INVESTMENTS – 8.5%
Investment Companies – 8.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(h) (i) (j) (cost $4,723,688)	4,723,688	4,723,688

U.S. $ Value

Total Investments – 103.8% (cost $57,399,314)(k)	$57,386,237
Other assets less liabilities – (3.8)%	(2,122,983)

Net Assets – 100.0%	$55,263,254

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,240	10/15/2028	CPI#	2.565%	Maturity	$(4,033)	$—	$(4,033)
USD	1,900	10/15/2029	2.485%	CPI#	Maturity	7,976	—	7,976
USD	1,900	10/15/2029	2.569%	CPI#	Maturity	571	—	571
USD	1,534	10/15/2029	2.516%	CPI#	Maturity	4,230	—	4,230
USD	1,533	10/15/2029	2.451%	CPI#	Maturity	8,837	—	8,837
USD	1,533	10/15/2029	2.499%	CPI#	Maturity	5,439	—	5,439
USD	2,360	10/15/2030	CPI#	2.531%	Maturity	(2,123)	—	(2,123)

						$20,897	$—	$20,897

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,500	07/31/2029	1 Day SOFR	4.461%	Annual	$40,590	$—	$40,590
USD	1,400	04/30/2030	1 Day SOFR	3.369%	Annual	(43,239)	—	(43,239)
USD	700	10/15/2030	1 Day SOFR	4.082%	Annual	11,621	—	11,621
USD	2,100	12/03/2031	1 Day SOFR	3.842%	Annual	10,466	(191)	10,657
USD	1,400	12/03/2031	1 Day SOFR	3.747%	Annual	(227)	(226)	(1)
USD	1,400	12/03/2031	1 Day SOFR	4.145%	Annual	31,671	—	31,671
USD	1,100	12/03/2031	1 Day SOFR	4.027%	Annual	17,314	134	17,180
USD	1,000	12/03/2031	1 Day SOFR	4.110%	Annual	20,891	—	20,891
USD	900	08/15/2034	3.264%	1 Day SOFR	Annual	44,297	26	44,271
USD	840	08/15/2034	3.701%	1 Day SOFR	Annual	9,080	(13)	9,093
USD	630	08/15/2034	3.420%	1 Day SOFR	Annual	23,406	—	23,406

						$165,870	$(270)	$166,140

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the market value of this security amounted to $74,838 or 0.1% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Non-income producing security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of February 28, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$110,000	$0	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	110,000	0	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	207,453	14,621	0.03%

(e)	Defaulted.
(f)	Fair valued by the Adviser.
(g)	When-Issued or delayed delivery security.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,145,965 and gross unrealized depreciation of investments was $(972,005), resulting in net unrealized depreciation of $173,960.

As of February 28, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 18.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB New Jersey Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$50,110,268	$0	(a)	$50,110,268
Short-Term Municipal Notes	—	2,530,782	—		2,530,782
Preferred Stocks	—	—	11,943		11,943
Asset-Backed Securities	—	—	9,556		9,556
Short-Term Investments	4,723,688	—	—		4,723,688

Total Investments in Securities	4,723,688	52,641,050	21,499	(a)	57,386,237
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	27,053	—		27,053
Centrally Cleared Interest Rate Swaps	—	209,336	—		209,336
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(6,156)	—		(6,156)
Centrally Cleared Interest Rate Swaps	—	(43,466)	—		(43,466)

Total	$4,723,688	$52,827,817	$21,499	(a)	$57,573,004

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2025 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$884	$32,439	$28,599	$4,724	$43